Investment Objectives and Goals - Amplify Ethereum 3% Monthly Option Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY ETHEREUM 3% MONTHLY OPTION INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Ethereum 3% Monthly Option Income ETF seeks to balance high income and capital appreciation through investment exposure to the price return of ether and a covered call strategy.